Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

As of December 31, 2024 and June 30, 2025, the Company was authorized to issue 500,000,000 ordinary shares, $0.0008 par value per share. The share data has been retroactively restated to reflect the current capital structure of the Company.

Business Combination

In connection with the Business Combination, the consolidated statements of changes in shareholders’ equity has been retroactively restated to reflect the number of shares received by PSI in the First Merger. The consolidated statements of changes in shareholders’ equity as of December 31, 2024 reflects the following transactions consummated in connection with the Business Combination in regards to outstanding ordinary shares of the Company: (i) the conversion of 200,000 ordinary shares of PSI to 20,000,000 of the Company’s ordinary shares; (ii) the conversion of AIB securities equivalents to 3,581,061 ordinary shares to 3,581,061 of the Company’s ordinary shares; (iii) issuance of 501,875 ordinary shares of the Company for underwriting and advisory services provided by Maxim Group LLC and its affiliate; and (iv) issuance of 200,000 ordinary shares of the Company for reverse recapitalization incremental cost.

Reverse Stock Split

Please refer to Note 1 regarding the Reverse Stock Split for details.

Share options

In connection with the 2024 Plan as defined and mentioned in Note 15, 1,694,000 share options were exercised and 1,694,000 ordinary shares of the Company were issued accordingly as of December 31, 2024 and June 30, 2025.